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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21654

                         Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Floating

 Rate Trust

 NQ | February 28, 2015

 Ticker Symbol: PHD

Schedule of Investments  |  2/28/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  141.4% of Net Assets *(a)

 AUTOMOBILES & COMPONENTS - 9.7%

 Auto Parts & Equipment - 7.3%

   2,880,958

 Allison Transmission, Inc., Term Loan B-3, 3.5%, 8/23/19

 $ 2,889,062

   2,400,000

 BBB Industries US Holdings, Inc., First Lien Initial Term Loan, 6.0%, 11/3/21

   2,388,000

   1,178,633

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 4.0%, 4/2/21

   1,174,361

   2,371,563

 Crowne Group LLC, First Lien Initial Term Loan, 6.0%, 9/30/20

   2,335,989

   1,031,075

 Electrical Components International, Inc., Term Loan B, 5.75%, 5/28/21

   1,035,372

   1,626,152

 Federal-Mogul Corp., Tranche C Term Loan (2014), 4.75%, 4/15/21

   1,624,571

   1,990,000

 Henniges Automotive Holdings, Inc., Term Loan, 5.5%, 6/12/21

   1,999,950

   1,197,000

 Jason, Inc., Term Loan, 5.5%, 6/30/21

   1,195,504

   1,695,750

 Key Safety Systems, Inc., Initial Term Loan, 4.75%, 8/29/21

   1,703,169

   1,637,778

 MPG Holdco I, Inc. Initial Term Loan, 4.25%, 10/20/21

   1,646,471

   500,000

 Remy International, Inc., Term B Loan 2013, 4.25%, 3/5/20

   500,625

   1,204,364

 TI Group Automotive Systems LLC, Additional Term Loan, 4.25%, 7/2/21

   1,205,367

   2,364,992

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20

   2,363,022

   1,080,000

 UCI International, Inc., (United Components), Term Loan, 5.5%, 7/26/17

   1,080,000

Schedule of Investments  |  2/28/15 (unaudited)

 $ 23,141,463

 Automobile Manufacturers - 1.3%

   3,252,435

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $ 3,251,420

   796,000

 Visteon Corp., Initial Term Loan, 3.5%, 4/9/21

   794,757

 $ 4,046,177

 Tires & Rubber - 1.1%

   992,974

 American Tire Distributors, Inc., New 2014 Initial Term Loan, 5.75%, 6/1/18

 $ 996,388

   2,500,000

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19

   2,513,282

 $ 3,509,670

 Total Automobiles & Components

 $ 30,697,310

 BANKS - 0.4%

 Thrifts & Mortgage Finance - 0.4%

   1,278,974

 Ocwen Loan Servicing, Initial Term Loan, 5.0%, 2/15/18

 $ 1,227,416

 Total Banks

 $ 1,227,416

 CAPITAL GOODS - 13.7%

 Aerospace & Defense - 4.4%

   1,098,907

 Accudyne Industries Borrower S.C.A./Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19

 $ 1,059,071

   1,675,000

 BE Aerospace, Inc, Term Loan, 4.0%, 12/16/21

   1,682,956

   594,266

 Cadence Aerospace Finance, Inc., Term Loan, 6.5%, 5/9/18

   588,324

   732,217

 CPI International, Inc., Term B Loan, 4.25%, 11/17/17

   732,217

   401,612

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 5.0%, 11/2/18

   405,126

   166,363

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 5.0%, 11/2/18

   166,571

   2,012,858

 Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20

   2,013,855

   754,625

 DynCorp International, Inc., Term Loan, 6.25%, 7/7/16

   751,166

   250,678

 IAP Worldwide Services, Inc., First Lien Term Loan, 8.0%, 7/18/19

   226,864

   494,911

 Spirit Aerosystems, Inc., (fka Mid-Western Aircraft, Inc., and Onex Wind Finance LP), Term Loan B, 3.25%, 9/15/20

   494,540

   1,708,378

 TASC, Inc., First Lien Term Loan, 6.5%, 5/22/20

   1,728,306

   100,752

 Vencore, Inc. (fka SI Organization, Inc.), Delayed Draw Term Loan, 5.75%, 11/23/19

   101,114

   1,515,756

 Vencore, Inc. (fka SI Organization, Inc.), The First Lien Initial Term Loan, 5.75%, 11/23/19

   1,521,203

   1,824,949

 WP Consolidated Precision Products Holdings LLC, First Lien Term Loan, 4.75%, 12/28/19

   1,827,687

   680,000

 WP Consolidated Precision Products Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

   666,400

 $ 13,965,400

 Building Products - 3.1%

   1,311,638

 Armstrong World Industries, Inc., Term Loan B, 3.5%, 3/15/20

 $ 1,310,203

   1,330,943

 Interline Brands, Inc., First Lien Term Loan, 4.0%, 3/17/21

   1,323,456

   500,000

 NCI Building Systems, Inc., Tranche B Term Loan, 4.25%, 6/24/19

   498,906

   1,670,485

 Nortek, Inc., Loan, 3.75%, 10/30/20

   1,664,221

 Principal

 Amount

 USD ($)

 Value

 Building Products – (continued)

   472,673

 Quikrete Holdings, Inc., Initial First Lien Loan, 4.0%, 9/28/20

 $  471,255

   884,211

 Quikrete Holdings, Inc., Initial Second Lien Loan, 7.0%, 3/26/21

   886,974

   1,706,480

 Summit Materials LLC, Term B Loan, 5.0%, 1/30/19

   1,712,167

   1,800,723

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

   1,790,968

 $ 9,658,150

 Construction & Farm Machinery & Heavy Trucks - 0.8%

   404,400

 Manitowoc Co., Inc., Term Loan B, 3.25%, 1/3/21

 $ 403,768

   1,370,000

 Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17

   1,379,408

   853,795

 Terex Corp., U.S. Term Loan, 3.5%, 8/13/21

   857,798

 $ 2,640,974

 Electrical Components & Equipment - 0.7%

   1,021,223

 Pelican Products, Inc., First lien Tem Loan, 5.25%, 4/10/20

 $ 1,016,116

   1,186,101

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

   1,189,066

 $ 2,205,182

 Industrial Conglomerates - 1.4%

   500,000

 Doosan Infracore International, Inc. (Doosan Holdings Europe Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $ 503,750

   209,481

 Faenza Acquisition GmbH (CeramTec Acquisition Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20

   209,350

   706,601

 Faenza Acquisition GmbH (CeramTec Acquisition Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20

   706,159

   70,774

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20

   70,730

   1,500,000

 Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21

   1,507,500

   423,938

 Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/5/21

   421,924

   1,054,555

 Milacron LLC, Term Loan, 4.0%, 3/28/20

   1,041,373

 $ 4,460,786

 Industrial Machinery - 3.1%

   1,484,962

 Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20

 $ 1,430,204

   1,017,313

 Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/21

   892,692

   2,000,000

 Mueller Water Products, Inc., Initial Term Loan, 4.0%, 11/25/21

   2,008,490

   1,651,071

 NN, Inc., Loan, 6.0%, 8/27/21

   1,657,263

   2,103,660

 Schaeffler AG, Facility B-USD, 4.25%, 5/15/20

   2,121,503

   497,475

 Wastequip LLC, Term Loan, 5.5%, 8/9/19

   495,609

   1,095,559

 Xerium Technologies, Inc., New Term Loan, 6.25%, 5/17/19

   1,098,298

 $ 9,704,059

 Trading Companies & Distributors - 0.2%

   711,169

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

 $ 711,391

 Total Capital Goods

 $ 43,345,942

 COMMERCIAL & PROFESSIONAL SERVICES - 6.6%

 Diversified Support Services - 1.2%

   1,067,925

 InfoGroup, Inc., Term Loan B, 7.5%, 5/26/18

 $ 1,003,183

   711,506

 KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.5%, 3/11/21

   707,059

   1,500,000

 Language Line LLC, Second Lien Loan, 10.5%, 12/20/16

   1,488,125

   639,446

 Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16

   636,781

 $ 3,835,148

 Environmental & Facilities Services - 2.3%

   587,406

 ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/9/19

 $ 582,266

   726,000

 Convata Energy Corp., Term Loan, 3.25%, 3/28/19

   726,907

   1,500,000

 Granite Acquisition, Inc. Second Lien Term B Loan, 8.25%, 12/19/22

   1,521,250

   478,927

 Granite Acquisition, Inc., First Lien Term B Loan, 5.0%, 12/17/21

   484,016

   21,073

 Granite Acquisition, Inc., First Lien Term C Loan, 5.0%, 12/17/21

   21,297

   294,000

 Progressive Waste Solutions, Ltd., Term B Loan, 3.0%, 10/24/19

   295,899

   1,191,614

 U.S. Ecology, Inc., Term Loan, 3.75%, 6/17/21

   1,190,870

   745,000

 Waste Industries USA, Inc., Initial Term Loan, 3.25%, 2/27/20

   747,947

   1,769,088

 WCA Waste Corp. (WCA Waste Systems, Inc.), Term Loan, 4.0%, 3/23/18

   1,752,135

 $ 7,322,587

 Human Resource & Employment Services - 0.3%

   950,739

 On Assignment, Inc., Initial Term B Loan, 3.5%, 5/15/20

 $ 945,688

 Research & Consulting Services - 0.3%

   887,242

 Wyle Services Corp., Term Loan, 5.0%, 5/23/21

 $ 888,074

 Principal

 Amount

 USD ($)

 Value

 Security & Alarm Services - 2.5%

   1,009,047

 Allied Security Holdings LLC, Second Lien Closing Date Term Loan, 4.25%, 2/12/21

 $ 1,009,468

   1,089,041

 AlliedBarton Security Services, Second Lien Term Loan, 8.0%, 8/13/21

   1,088,587

   119,892

 Garda Security, Term B Delayed Draw Loan, 4.0%, 11/6/20

   118,918

   468,668

 Garda Security, Term B Loan, 4.0%, 11/6/20

   464,860

   1,172,591

 GEO Group, Inc., Term Loan, 3.25%, 4/3/20

   1,168,927

   2,353,781

 Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18

   2,360,033

   1,779,761

 Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19

   1,773,829

 $ 7,984,622

 Total Commercial & Professional Services

 $ 20,976,119

 CONSUMER DURABLES & APPAREL - 3.9%

 Apparel, Accessories & Luxury Goods - 0.6%

   781,075

 Nine West Holdings, Inc., Initial Term Loan, 4.75%, 10/8/19

 $ 739,092

   1,199,908

 Renfro Corp., Tranche B Term Loan, 5.75%, 1/30/19

   1,187,909

 $ 1,927,001

 Home Furnishings - 1.0%

   1,931,789

 Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/19

 $ 1,931,656

   1,153,466

 Tempur Pedic International, Inc., Term Loan B, 3.5%, 3/18/20

   1,153,226

 $ 3,084,882

 Homebuilding - 0.1%

   1,000,000(b)(c)(d)

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09

 $ 400,000

   4,500,000(b)(c)(d)

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09

   22,504

 $ 422,504

 Housewares & Specialties - 1.2%

   2,277,066

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.0%, 12/1/18

 $ 2,288,026

   1,570,708

 World Kitchen LLC, U.S. Term Loan, 5.5%, 3/4/19

   1,570,708

 $ 3,858,734

 Leisure Products - 0.4%

   569,121

 Bauer Performance Sports, Ltd., Initial Term Loan, 4.0%, 4/15/21

 $ 569,833

   600,000

 Bombardier Recreational Products, Inc., Term B Loan, 4.0%, 1/30/19

   595,050

 $ 1,164,883

 Textiles - 0.6%

   1,715,050

 Klockner Pentaplast of America, Inc., Term Loan B-1, 4.75%, 12/21/16

 $ 1,721,482

 Total Consumer Durables & Apparel

 $ 12,179,486

 CONSUMER SERVICES - 10.9%

 Casinos & Gaming - 1.4%

   1,045,654

 CityCenter Holdings LLC, Term B loan, 4.25%, 10/16/20

 $ 1,047,289

   1,470,000

 MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.5%, 12/20/19

   1,466,509

   1,950,000

 Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21

   1,949,879

 $ 4,463,677

 Education Services - 2.9%

   3,458,169

 Bright Horizons Family Solutions LLC, Term B Loan, 3.75%, 1/30/20

 $ 3,461,412

   938,463

 Houghton Mifflin Holdings, Inc., Term Loan, 4.25%, 5/22/18

   935,335

   1,473,425

 Laureate Education, Inc., Series 2018 Extended Term Loan, 5.0%, 6/15/18

   1,388,703

   1,471,395

 McGraw-Hill Global Education Holdings LLC, Term B Loan Refinancing, 5.75%, 3/22/19

   1,479,213

   1,856,250

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

   1,864,371

 $ 9,129,034

 Hotels, Resorts & Cruise Lines - 0.4%

   657,895

 Hilton Worldwide Finance LLC, Initial Term Loan, 3.5%, 10/26/20

 $ 658,409

   525,000

 NCL Corp., Ltd., Term B Loan, 4.0%, 11/19/21

   528,390

 $ 1,186,799

 Internet Software & Services - 0.3%

   977,550

 Sabre, Inc., Term B Loan, 4.0%, 2/19/19

 $ 978,527

 Leisure Facilities - 1.4%

   850,457

 Cedar Fair LP, U.S. Term Facility, 3.25%, 3/6/20

 $ 854,040

   2,238,750

 Fitness International LLC, Term B Loan, 5.5%, 7/1/20

   2,138,006

 Principal

 Amount

 USD ($)

 Value

 Leisure Facilities – (continued)

   1,499,168

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.5%, 12/20/18

 $ 1,506,664

 $ 4,498,710

 Restaurants - 2.7%

   1,000,000

 Burger King Corp., Term B Loan, 4.5%, 12/10/21

 $ 1,005,694

   2,335,029

 Landry's, Inc., (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

   2,341,450

   1,774,813

 NPC International, Inc., 2013 Term Loan, 4.0%, 12/28/18

   1,759,283

   1,995,000

 Red Lobster Management LLC, First Lien Initial Term Loan, 6.25%, 7/28/21

   1,999,365

   1,497,730

 Wendy's International, Inc., Term B Loan, 3.25%, 5/15/19

   1,496,560

 $ 8,602,352

 Specialized Consumer Services - 1.8%

   2,500,000

 Creative Artists Agency LLC, Initial Term Loan, 5.5%, 12/17/21

 $ 2,521,875

   1,492,500

 Genex Holdings, Inc., First Lien Term B Loan, 5.25%, 5/28/21

   1,499,963

   707,883

 Learning Care Group (US) No. 2, Inc., Term Loan, 5.5%, 5/5/21

   712,307

   1,965,000

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.0%, 4/2/20

   1,043,906

 $ 5,778,051

 Total Consumer Services

 $ 34,637,150

 DIVERSIFIED FINANCIALS - 3.6%

 Consumer Finance - 0.4%

   1,389,500

 Trans Union LLC, First Lien Term Loan B, 4.0%, 4/9/21

 $ 1,386,895

 Investment Banking & Brokerage - 0.7%

   1,204,179

 Duff & Phelps Corp., Initial Term Loan, 4.5%, 4/23/20

 $ 1,198,661

   740,625

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%, 7/22/20

   742,476

   105,308

 LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3.25%, 3/29/19

   104,929

 $ 2,046,066

 Other Diversified Financial Services - 2.3%

   1,411,049

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 1,413,678

   325,000

 Delos Finance, S.à r.l., Term Loan, 3.5%, 3/6/21

   325,711

   845,974

 Fly Funding II S.a.r.l., Term Loan, 4.5%, 8/9/19

   847,031

   1,471,698

 Harland Clarke Holdings Corp. (fka Clarke American Corp.),  Tranche B-4 Term Loan, 6.0%, 8/4/19

   1,475,148

   2,019,250

 Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.0%, 4/18/19

   1,966,244

   348,246

 Nord Anglia Education Finance LLC, Initial Term Loan, 4.5%, 3/31/21

   347,375

   787,459

 Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility B2A, 5.25%, 11/29/19

   789,756

 $ 7,164,943

 Spcialized Finance - 0.2%

   750,000

 DBRS Ltd., Term Loan, 5.25%, 2/25/22

 $ 750,469

 Total Diversified Financials

 $ 11,348,373

 ENERGY - 4.3%

 Coal & Consumable Fuels - 0.2%

   222,015

 Foresight Energy LLC, Term Loan, 5.5%, 8/21/20

 $ 213,134

   783,333

 PT Bumi Resources Tbk, Term Loan, 18.0%, 11/7/15

   266,333

 $ 479,467

 Integrated Oil & Gas - 0.6%

   1,450,000

 Chief Exploration & Development LLC, Second Lien Term Loan, 7.5%, 5/16/21

 $ 1,331,282

   336,186

 Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16

   334,505

 $ 1,665,787

 Oil & Gas Drilling - 0.9%

   2,500,000

 Jonah Energy LLC, Second Lien Initial Loan, 7.5%, 5/12/21

 $ 2,225,000

   317,568

 Offshore Group Investment, Ltd., (Vantage Delaware Holdings LLC), Second Lien Term Loan, 5.75%, 3/28/19

   196,892

   412,902

 Pacific Drilling SA, Term Loan, 4.5%, 6/3/18

   329,909

 $ 2,751,801

 Oil & Gas Equipment - 0.2%

   920,700

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $ 768,785

 Oil & Gas Equipment & Services - 0.4%

   1,500,000

 Templar Energy LLC, Second Lien New Term Loan, 8.5%, 11/25/20

 $ 1,155,000

 Oil & Gas Exploration & Production - 0.8%

   1,516,667

 EP Energy LLC, Tranche B-3 Term Loan, 3.5%, 5/24/18

 $ 1,468,323

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Exploration & Production – (continued)

   164,204

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

   $  126,694

   890,116

 Fieldwood Energy LLC, Closing Date Term Loan, 3.875%, 9/28/18

   853,955

   284,932

 Samson Investment Co., Tranche 1 Second Lien Term Loan, 5.0%, 9/25/18

   181,822

 $ 2,630,794

 Oil & Gas Refining & Marketing - 1.0%

   1,567,683

 Green Plains Processing LLC, Loan, 6.5%, 6/30/20

 $ 1,501,057

   1,278,129

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 10/1/21

   1,287,449

   397,990

 Western Refining, Inc., Term Loan 2013, 4.25%, 11/12/20

   396,000

 $ 3,184,506

 Oil & Gas Storage & Transportation - 0.2%

   696,500

 Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/4/21

 $ 678,652

 Total Energy

 $ 13,314,792

 FOOD & STAPLES RETAILING - 2.1%

 Drug Retail - 0.5%

   1,736,275

 Hearthside Group Holdings LLC, Term Loan, 4.5%, 6/2/21

 $ 1,736,275

 Food Distributors - 0.8%

   2,462,523

 Mill US Acquisition First Lien Term Loan, 5.0%, 7/3/20

 $ 2,444,054

 Food Retail - 0.8%

   1,989,987

 Albertson's LLC, Term B-2 Loan, 5.375%, 3/21/19

 $ 2,000,648

   500,000

 Packers Holdings LLC, Term Loan, 5.0%, 12/2/21

   502,187

 $ 2,502,835

 Total Food & Staples Retailing

 $ 6,683,164

 FOOD, BEVERAGE & TOBACCO - 3.7%

 Packaged Foods & Meats - 3.7%

   444,225

 AdvancePierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17

 $ 445,475

   997,494

 Boulder Brands, Inc. (fka Smart Balance, Inc.), Term Loan, 4.5%, 7/9/20

   1,001,240

   1,418,669

 Del Monte Corp., Initial Term Loan, 3.5%, 3/9/20

   1,418,315

   1,000,000

 Del Monte Foods, Inc., Second Lien Initial Loan, 8.25%, 8/18/21

   912,500

   1,163,885

 H.J. Heinz Co., Term B-2 Loan, 3.5%, 6/5/20

   1,167,522

   1,985,000

 New Hostess Brands Acquisition LLC, Term B Loan, 6.75%, 4/9/20

   2,027,181

   1,945,801

 Pinnacle Foods Finance LLC, New Term Loan G, 3.0%, 4/29/20

   1,941,423

   1,243,750

 Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/2/21

   1,246,238

   1,496,250

 Shearer's Foods LLC, First Lien Term Loan, 4.5%, 6/30/21

   1,492,509

 Total Food, Beverage & Tobacco

 $ 11,652,403

 HEALTH CARE EQUIPMENT & SERVICES - 11.6%

 Health Care Equipment - 0.7%

   1,759,000

 Accellent, Inc. (Medical Device/UTI), Second Lien Term Loan, 7.5%, 3/11/22

 $ 1,671,050

   700,000

 Accellent, Inc. (Medical Device/UTI), Initial First Lien Term Loan, 4.5%, 3/12/21

   692,344

 $ 2,363,394

 Health Care Equipment & Services - 0.3%

   873,444

 Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.0%, 5/4/18

 $ 873,580

 Health Care Facilities - 2.5%

   696,500

 AmSurg Corp., Initial Term Loan, 3.75%, 7/16/21

 $ 698,840

   1,000,000

 Capella Healthcare, Inc., Initial Term Loan, 5.25%, 12/31/21

   1,005,000

   804,029

 CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21

   807,211

   301,667

 CHS/Community Health Systems, Inc., Extended Term Loan, 3.422%, 1/25/17

   302,068

   1,588,703

 Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18

   1,593,915

   1,082,816

 Kindred Healthcare, Inc., New Term Loan, 4.25%, 4/9/21

   1,082,365

   1,562,023

 Regionalcare Hospital Partners, Inc., First Lien Term Loan, 6.0%, 4/23/19

   1,568,856

   439,005

 Select Medical Corp., Series Tranche B Term Loan, 3.75%, 6/1/18

   439,554

   491,250

 United Surgical Partners International, Inc., New Tranche B Term Loan, 4.75%, 4/3/19

   491,170

 $ 7,988,979

 Health Care Services - 5.2%

   607,399

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 577,029

   541,752

 Alliance Healthcare Services, Inc., Initial Term Loan, 4.25%, 6/3/19

   539,890

   724,272

 Ardent Medical Services, Inc., First Lien Term Loan, 6.75%, 7/2/18

   727,101

   375,000

 Bioscrip, Inc., Delayed Term Loan, 6.5%, 7/31/20

   375,469

   625,000

 Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20

   625,781

 Principal

 Amount

 USD ($)

 Value

 Health Care Services – (continued)

   865,683

 BSN Medical Luxembourg Holding, S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 4.0%, 8/28/19

   $  863,880

   1,062,741(e)

 CCS Medical, Inc., Second Lien Term Loan, 12.5%, (7.0% PIK 5.25% cash), 3/31/16

   185,980

   884,539

 DaVita HealthCare Partners, Inc., Term  Loan B2, 3.5%, 6/24/21

   887,777

   1,176,120

 Emergency Medical Services Corp., Initial Term Loan, 4.0%, 5/25/18

    1,176,488

   1,262,956

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21

   1,255,221

   395,015

 National Surgical Hospitals, Inc., Term Loan, 5.25%, 8/1/19

   393,040

   698,250

 NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21

   699,123

   1,854,640(e)

 Rural/Metro Operating Co., LLC, First Lien Term Loan, 9.0%, (1.0% PIK 8.0% cash), 6/30/18

   1,757,271

   997,500

 Sterigenics Holding Corp., Initial Term Loan, 4.5%, 8/6/21

   996,669

   1,231,250

 Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20

   1,225,463

   1,000,000

 Surgery Center Holdings, Inc., Initial Term Loan, 5.25%, 11/3/20

   993,750

   1,430,514

 U.S. Renal Care, Inc., Tranche First Lien B-2 Term Loan, 4.25%, 7/3/19

   1,430,514

   606,912

 Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17

   591,739

   1,629,720(c)

 Virtual Radiologic Corp., Term Loan A, 7.25%, 12/22/16

   1,267,107

 $ 16,569,292

 Health Care Supplies - 0.7%

   554,101

 Alere, Inc., Term Loan B, 4.25%, 6/30/17

 $ 555,919

   547,059

 Biomet, Inc., Dollar Term B Loan, 3.172%, 3/25/15

   547,231

   500,000

 Halyard Health, Inc., Term Loan, 4.0%, 11/1/21

   504,452

   629,570

 Immucor, Inc. (fka IVD Acquisition Corp.), Term B-2 Loan, 5.0%, 8/19/18

   629,570

 $ 2,237,172

 Health Care Technology - 1.9%

   1,188,536

 ConvaTec, Inc., Dollar Term Loan, 4.0%, 12/22/16

 $ 1,194,479

   2,066,431

 Emdeon, Inc., Term B-2 Loan, 3.75%, 11/2/18

   2,066,861

   199,500

 Emdeon, Inc., Term B-3 Loan, 3.75%, 11/2/18

   199,126

   462,417

 MedAssets, Inc., Term B Loan, 4.0%, 12/13/19

   460,821

   982,846

 Medical Card System, Inc., Term Loan, 11.33%, 3/17/17

   943,533

   1,105,397

 Truven Health Analytics, Inc., Tranche B Term Loan, 4.5%, 6/6/19

   1,089,507

 $ 5,954,327

 Managed Health Care - 0.3%

   475,563

 MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17

 $ 476,157

   345,740

 MSO of Puerto Rico, Inc., Term Loan, 9.75%, 12/12/17

   342,283

 $ 818,440

 Total Health Care Equipment & Services

 $ 36,805,184

 HOUSEHOLD & PERSONAL PRODUCTS - 3.7%

 Household Products - 2.4%

   2,000,000

 Dollar Tree, Inc., Term Loan B, 5.5%, 1/26/22

 $ 2,016,964

   215,086

 Polarpak, Inc., Term Loan, 4.5%, 6/7/20

   214,011

   1,476,806

 Spectrum Brands, Inc., Tranche C Term Loan, 3.5%, 9/4/19

   1,477,914

   1,475,961

 SRAM LLC, First Lien Term Loan, 4.02%, 4/10/20

   1,475,961

   412,530

 Waddington North America, Inc., Term Loan 2013, 4.5%, 6/7/20

   410,467

   1,862,520

 Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 4.5%, 2/21/19

   1,841,566

 $ 7,436,883

 Personal Products - 1.3%

   2,094,571

 NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17

 $ 2,068,389

   739,530

 Party City Holdings, Inc., 2014 Replacement Term Loan, 4.0%, 7/27/19

   735,832

   905,507

 Prestige Brands, Inc., Term B-1 Loan, 4.125%, 1/31/19

   906,639

   442,014

 Prestige Brands, Inc., Term B-2 Loan, 4.5%, 9/3/21

   443,230

 $ 4,154,090

 Total Household & Personal Products

 $ 11,590,973

 INSURANCE - 2.7%

 Insurance Brokers - 0.3%

   997,500

 National Financial Partners Corp., 2014 Specified Refinancing Term Loan, 4.5%, 7/1/20

 $ 991,016

 Life & Health Insurance - 0.3%

   919,698

 CNO Financial Group, Inc., Tranche B-2 Term Loan, 3.75%, 9/28/18

 $ 916,526

 Multi-Line Insurance - 0.7%

   1,219,586

 Alliant Holdings I LLC, Initial Term Loan, 5.0%, 12/20/19

 $ 1,219,586

   990,000

 Hyperion Finance S.a.r.l., Term Loan, 5.75%, 10/17/19

   986,906

 $ 2,206,492

 Principal

 Amount

 USD ($)

 Value

 Property & Casualty Insurance - 1.4%

   2,424,181

 Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18

 $ 2,421,655

   1,935,685

 USI, Inc., 2013 Initial Term Loan, 4.25%, 12/27/19

   1,922,377

 $ 4,344,032

 Total Insurance

 $ 8,458,066

 MATERIALS - 16.3%

 Aluminum - 1.7%

   1,346,913

 Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/19

 $ 1,273,954

   2,160,083

 Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17

   2,161,209

   1,881,000

 Turbocombustor Technology, Inc., Initial Term Loan, 5.5%, 12/2/20

   1,883,351

 $ 5,318,514

 Commodity Chemicals - 2.0%

   635,000

 Axiall Holdco, Inc., Term Loan B, 3.25%, 2/25/22

 $ 638,175

   1,868,493

 AZ Chem US, Inc., First Lien Initial Term Loan, 4.5%, 6/11/21

   1,870,829

   1,000,000

 Citadel Plastics Holdings, Inc., Second Lien Term Loan, 9.0%, 11/5/21

   995,000

   214,000

 Citadel Plastics Holdings, Inc., Term Loan B, 5.25%, 11/5/20

   215,070

   1,650,000

 Eco Services Operations LLC, First Lien Term Loan, 4.75%, 12/1/21

   1,656,187

   811,682

 Tronox Pigments (Netherlands) B.V., Closing Date Term Loan, 4.0%, 3/19/20

   812,291

 $ 6,187,552

 Construction Materials - 0.2%

   598,500

 Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.5%, 8/30/21

 $ 598,002

 Diversified Chemicals - 1.9%

   1,779,242

 Axalta Coating Systems Dutch Holding B B.V. & Axalta Coating Systems U.S. Holdings, Inc., Refinanced Term B Loan, 3.75%, 2/1/20

 $ 1,769,728

   1,828,750

 Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17

   1,792,175

   698,250

 Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Dollar Term Loan, 5.0%, 7/25/21

   702,323

   270,431

 Oxea Finance & Cy S.C.A. (Oxea Finance LLC), First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20

   262,994

   309,735

 Royal Adhesives and Sealants LLC, First Lien Term B Loan, 5.5%, 7/31/18

   311,283

   1,325,700

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

   1,319,072

 $ 6,157,575

 Diversified Metals & Mining - 2.1%

   2,175,000

 Chemstralia Pty Ltd (Chemstralia Finco LLC), Initial Term Loan, 6.25%, 2/28/22

 $ 2,131,500

   2,934,100

 FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 3.75%, 6/30/19

   2,725,045

   992,500

 Hi-Crush Partners LP Advance, 4.75%, 4/28/21

   947,838

   1,013,565

 U.S. Silica Co., Term Loan, 4.0%, 7/23/20

   957,819

 $ 6,762,202

 Metal & Glass Containers - 1.2%

   1,159,175

 BWay Intermediate Co., Inc., Initial Term Loan, 5.5%, 8/14/20

 $ 1,165,151

   1,400,000

 Crown Americas LLC, Term Loan B Facility, 4.0%, 10/22/21

   1,415,641

   1,358,620

 Tank Holding Corp., Initial Term Loan, 4.25%, 7/9/19

   1,342,769

 $ 3,923,561

 Paper Packaging - 1.1%

   1,350,000

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $ 1,323,000

   163,286

 Caraustar Industries, Inc., Term Loan, 8.0%, 5/1/19

   160,021

   1,225,000

 Onex Wizard Acquisition Co. I S.a r.l. (aka SIG Combibloc Group), Term Loan, 5.25%, 2/3/22

   1,235,829

   824,918

 Pro Mach Group, Inc., First Lien Dollar Term Loan, 5.5%, 10/22/21

   830,074

 $ 3,548,924

 Paper Products - 2.6%

   3,447,500

 Appvion, Inc., Term Commitment, 5.75%, 6/28/19

 $ 3,382,859

   598,950

 Exopack Holdings SA, USD Term Loan, 5.25%, 5/8/19

   602,319

   214,463

 Ranpak Corp., First Lien USD Term Loan, 4.75%, 10/1/21

   215,133

   500,000

 Ranpak Corp., Second Lien Initial Term Loan, 8.25%, 10/3/22

   499,375

   3,482,500

 Wausau Paper Corp., Term Loan, 6.5%, 7/30/20

   3,491,206

 $ 8,190,892

 Specialty Chemicals - 2.0%

   716,448

 Chemtura Corp., New Term Loan, 3.5%, 8/29/16

 $ 717,194

   1,795,500

 Ferro Corp., Term Loan, 4.0%, 7/30/21

   1,783,156

   151,603

 Huntsman International LLC, Extended Term B Loan, 2.712%, 4/19/17

   151,555

 Principal

 Amount

 USD ($)

 Value

 Specialty Chemicals (continued)

   600,000

 Macdermid, Inc., Tranche B-2 Term Loan, 4.75%, 6/7/20

 $  604,800

   997,468

 Macdermid, Inc., First Lien Tranche B Term Loan, 4.5%, 6/7/20

   1,002,830

   1,960,000

 PQ Corp., 2014 Term Loan, 4.0%, 8/7/17

   1,956,190

 $ 6,215,725

 Steel - 1.5%

   2,015,685

 Atkore International, Inc., First Lien Initial Term Loan, 4.5%, 4/9/21

 $ 1,955,215

   1,371,563

 Essar Steel Algoma, Inc., Initial Term Loan, 7.5%, 8/16/19

   1,334,987

   873,815

 JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17

   869,082

   671,055

 TMS International Corp., Term B Loan, 4.5%, 10/16/20

   637,502

 $ 4,796,786

 Total Materials

 $ 51,699,733

 MEDIA - 14.4%

 Advertising - 2.2%

   1,241,827

 Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 4.25%, 7/23/21

 $ 1,237,280

   3,088,784

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

   2,951,720

   2,009,000

 Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19

   1,970,494

   1,147,202

 Getty Images, Inc., New Initial Term Loan, 4.75%, 10/18/19

   997,755

 $ 7,157,249

 Broadcasting - 4.0%

   414,700

 CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.0%, 1/31/21

 $ 412,691

   636,800

 Checkout Holding Corp., First Lien Term B Loan, 4.5%, 4/9/21

   612,124

   1,000,000

 Checkout Holding Corp., Second Lien Initial Loan, 7.75%, 4/11/22

   907,500

   301,715

 Entercom Radio LLC, Term B-2 Loan, 4.0%, 11/23/18

   302,092

   532,752

 Gray Television, Inc., Initial Term Loan, 3.75%, 6/13/21

   532,197

   924,496

 Hubbard Radio LLC, First Lien Term Loan, 4.5%, 4/29/19

   927,963

   1,891,200

 MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21

   1,882,926

   2,119,759

 NEP/NCP Holdco, Inc., Incremental First Lien Term Loan, 4.25%, 1/22/20

   2,042,917

   867,667

 Salem Communications Corp., Term Loan, 4.5%, 3/13/20

   863,871

   1,000,000

 Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 3.5%, 7/30/21

   996,500

   1,023,391

 Sinclair Television Group, Inc., Tranche B Term Loan, 3.0%, 4/9/20

   1,010,385

   2,167,841

 Univision Communications, Inc., First-Lien Term Loan, 4.0%, 3/1/20

   2,165,301

 $ 12,656,467

 Cable & Satellite - 5.4%

   2,565,838

 Cequel Communications LLC, Term Loan, 3.5%, 2/14/19

 $ 2,569,849

   2,014,325

 Charter Communications Operating LLC, Term F Loan, 3.0%, 1/3/21

   2,007,051

   2,693,250

 Endemol, Term Loan, 6.75%, 8/13/21

   2,679,784

   248,750

 Learfield Communications, Inc., First Lien 2014 Replacement Term Loan, 4.5%, 10/9/20

   249,061

   685,000

 Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21

   685,428

   1,710,625

 MCC Iowa LLC, Tranche G Term Loan, 4.0%, 1/20/20

   1,709,556

   3,415,377

 Telesat Canada, U.S. Term B-2 Loan, 3.5%, 3/28/19

   3,416,060

   1,660,000

 Virgin Media Investment Holdings, Ltd., New Term Loan B, 3.5%, 6/7/20

   1,658,574

   2,208,110

 WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19

   2,213,079

 $ 17,188,442

 Movies & Entertainment - 1.8%

   1,166,815

 AMC Entertainment, Inc., Initial Term Loan, 3.5%, 4/30/20

 $ 1,166,815

   535,239

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

   535,908

   882,353

 Kasima LLC, Term Loan, 3.25%, 5/17/21

   875,184

   1,083,500

 Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/20

   1,072,665

   2,036,719

 WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/1/20

   2,001,585

 $ 5,652,157

 Publishing - 1.0%

   1,393,634

 Cengage Learning Acquisitions, Inc. (fka TL Acquisitions, Inc.), Term Loan, 7.0%, 3/31/20

 $ 1,395,028

   534,599

 Interactive Data Corp., Term Loan, 4.75%, 5/2/21

   536,937

 Principal

 Amount

 USD ($)

 Value

 Publishing (continued)

   315,020

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

 $  316,595

   806,678

 MTL Publishing LLC, Term Loan B, 3.75%, 6/29/18

   805,771

 $ 3,054,331

 Total Media

 $ 45,708,646

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%

 Biotechnology - 0.3%

   921,361

 Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19

 $ 917,522

 Pharmaceuticals - 2.3%

   3,641,366(e)

 Graceway Pharmaceuticals LLC, Mezzanine Term Loan, 14.0%, (14.0% PIK 0.00% cash), 11/3/13

 $  10,243

   1,228,725

 Harvard Drug Group LLC Term Loan, 5.0%, 8/16/20

   1,223,605

   1,460,610

 Par Pharmaceutical, Inc., Term B-2 Loan, 4.0%, 9/30/19

   1,456,046

   1,069,625

 Patheon, Inc., Term Loan, 4.25%, 3/11/21

   1,062,271

   974,864

 Pharmedium Healthcare Corp., First Lien Initial Term Loan, 4.25%, 1/28/21

   965,116

   950,000

 Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/2/20

   950,683

   852,793

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 3.5%, 12/11/19

   852,261

   639,595

 Valeant Pharmaceuticals International, Inc., Series D-2 Term Loan B, 3.5%, 2/13/19

   639,195

 $ 7,159,420

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 8,076,942

 REAL ESTATE - 1.5%

 Real Estate Services - 0.9%

   2,015,830

 Altisource Solutions, S.a.r.l, Term Loan B, 4.5%, 12/9/20

 $ 1,612,664

   1,422,354

 GCA Services Group, Inc., First Lien Term Loan, 4.29%, 11/1/19

   1,415,243

 $ 3,027,907

 Retail REITs - 0.6%

   776,161

 DTZ U.S. Borrower LLC, Delayed Draw Term Loan, 5.5%, 11/4/21

 $ 780,526

   1,000,000

 DTZ U.S. Borrower LLC, Second Lien Initial Term Loan, 9.25%, 11/4/22

   1,001,875

 $ 1,782,401

 Total Real Estate

 $ 4,810,308

 RETAILING - 2.5%

 Apparel Retail - 0.4%

   1,243,750

 Men's Wearhouse, Inc., Term Loan B, 4.5%, 6/18/21

 $ 1,253,451

 Automotive Retail - 0.8%

   1,571,178

 Camping World Group LLC, Term Loan, 5.75%, 2/20/20

 $ 1,578,053

   980,000

 Hertz Corp., Tranche B-1 Term Loan, 4.0%, 3/11/18

   979,694

 $ 2,557,747

 Computer & Electronics Retail - 0.5%

   198,500

 Rent-A-Center, Inc., 2014 Term Loan, 3.75%, 3/19/21

 $ 194,530

   1,545,315

 Targus Group International, Inc., Term Loan, 14.75%, 5/24/16

   1,259,431

 $ 1,453,961

 Home Improvement Retail - 0.2%

   736,875

 Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20

 $ 721,830

 Specialty Stores - 0.6%

   2,000,000

 PetSmart, Inc., Term Loan B, 5.0%, 2/18/22

 $ 2,015,764

 Total Retailing

 $ 8,002,753

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%

 Semiconductor Equipment - 0.4%

   791,036

 Entegris, Inc., Tranche B Term Loan, 3.5%, 4/30/21

 $ 786,092

   500,000

 VAT Lux III S.a.r.l. (fka Polyusus Lux 2 S.a.r.l.), Initial Term Loan, 4.75%, 2/11/21

   496,460

 $ 1,282,552

 Semiconductors - 0.9%

   1,769,278

 M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan, 4.5%, 5/7/21

 $ 1,788,077

   929,329

 Microsemi Corp., Term Loan, 3.25%, 2/19/20

   927,198

 $ 2,715,275

 Total Semiconductors & Semiconductor Equipment

 $ 3,997,827

 SOFTWARE & SERVICES - 9.1%

 Application Software - 3.7%

   1,027,651

 Applied Systems, Inc., First Lien Term Loan, 4.25%, 1/25/21

 $ 1,025,981

   238,505

 DealerTrack Technologies, Inc., Term Loan, 3.25%, 2/28/21

  237,859

   987,500

 Epiq Systems, Inc., Term Loan, 4.5%, 8/27/20

   985,031

 Principal

 Amount

 USD ($)

 Value

 Application Software (continued)

   1,125,183

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18

 $  1,126,941

   1,053,113

 Infor (U.S.), Inc., Tranche B-5 Term Loan, 3.75%, 6/3/20

   1,045,873

   1,522,827

 Nuance Communications, Inc., Term Loan C, 2.93%, 8/7/19

   1,509,883

   1,291,875

 Serena Software, Inc., Term Loan, 7.5%, 4/14/20

   1,293,490

   1,411,935

 Verint Systems, Inc., Tranche B Incremental Term Loan, 3.5%, 9/6/19

   1,411,229

   1,000,000

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

   1,009,063

   1,845,991

 Vertafore, Inc., Term Loan, 4.25%, 10/3/19

   1,846,183

 $ 11,491,533

 Data Processing & Outsourced Services - 0.6%

   1,000,000

 First Data Corp., 2018 B Second New Term Loan, 3.672%, 9/24/18

 $ 999,625

   802,493

 First Data Corp., 2018 Dollar Term Loan, 3.672%, 3/23/18

   802,243

 $ 1,801,868

 Home Entertainment Software - 0.4%

   1,435,000

 MA Financeco LLC, Initial Tranche B Term Loan, 5.25%, 11/19/21

 $ 1,416,464

 Internet Software & Services - 0.5%

   1,245,096

 Vocus Valor Companies, Inc., First Lien Initial Term Loan, 6.0%, 5/30/21

    $ 1,229,533

   496,187

 Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.0%, 7/2/19

   496,769

 $ 1,726,302

 IT Consulting & Other Services - 2.7%

   1,641,341

 Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 3.75%, 7/31/19

 $ 1,646,812

   1,421,985

 Deltek, Inc., First Lien Term Loan, 4.5%, 10/10/18

   1,422,578

   3,482,500

 Evergreen Skills Lux S.a r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

   3,440,710

   485,637

 Kronos, Inc., First Lien Incremental Term Loan, 4.5%, 10/30/19

   487,003

   1,687,991

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.924%, 2/28/17

   1,690,438

 $ 8,687,541

 Systems Software - 1.2%

   1,250,000

 AVG Technologies N.V. (AVG Corporate Services B.V.), Term Loan, 5.75%, 10/15/20

 $ 1,242,969

   1,268,625

 MSC.Software Corp., Term Loan, 5.0%, 5/29/20

   1,272,589

   1,264,113

 Rovi Solutions Corp., Term B Loan, 3.75%, 7/2/21

   1,254,632

 $ 3,770,190

 Total Software & Services

 $ 28,893,898

 TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%

 Communications Equipment - 0.2%

   689,788

 Audio Visual Services Group, Inc., First Lien Term Loan, 4.5%, 1/25/21

 $ 690,650

 Electronic Components - 1.3%

   1,205,200

 Generac Power Systems, Inc., Term Loan, 3.25%, 5/31/20

 $ 1,198,170

   1,225,000

 Mirion Technologies (GDS), Inc. (fka Global Dosimetry Solutions, Inc.), Term Loan, 5.75%, 1/26/22

   1,226,537

   1,578,455

 Scitor Corp., Term Loan, 5.0%, 2/15/17

   1,570,563

 $ 3,995,270

 Electronic Equipment & Instruments - 0.3%

   972,256

 Sensus USA, Inc., Term Loan, 4.5%, 5/9/17

 $ 974,687

 Electronic Manufacturing Services - 0.6%

   1,935,150

 4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 5.5%, 5/8/20

 $ 1,887,981

 Total Technology Hardware & Equipment

 $ 7,548,588

 TELECOMMUNICATION SERVICES - 3.3%

 Integrated Telecommunication Services - 2.1%

   1,250,000

 GCI Holdings, Inc., Term B Loan, 4.75%, 2/2/22

 $ 1,254,163

   1,000,000

 Level 3 Financing, Inc., Tranche B 2022 Term Loan, 4.5%, 1/31/22

   1,006,042

   1,852,802

 Securus Technologies Holdings, Inc., Initial First Lien Term Loan, 4.75%, 4/30/20

   1,834,274

   1,406,212

 West Corp., Term B-10 Loan, 3.25%, 6/30/18

   1,404,673

   1,225,000

 Windstream Corp., Tranche B-4 Term Loan, 3.5%, 1/23/20

   1,222,594

 $ 6,721,746

 Principal

 Amount

 USD ($)

 Value

 Wireless Telecommunication Services - 1.2%

   300,000

 Altice Financing SA, Dollar Denominated Tranche Loan, 4.25%, 1/28/22

 $ 302,719

   1,431,188

 Crown Castle Operating Co., Extended Incremental Tranche B-2 Term Loan, 3.0%, 1/31/21

   1,428,683

   1,895,657

 Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19

   1,865,643

 $ 3,597,045

 Total Telecommunication Services

 $ 10,318,791

 TRANSPORTATION - 6.2%

 Air Freight & Logistics - 1.3%

   1,482,775

 Air Medical Group Holdings, Inc., Term Loan B-1, 5.0%, 6/30/18

 $ 1,487,409

   1,734,777

 Dematic Corp., New Incremental Term Loan, 4.25%, 12/28/19

   1,725,742

   1,049,025

 Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19

   1,050,337

 $ 4,263,488

 Airlines - 3.0%

   2,955,000

 American Airlines, Inc., Class B Term Loan, 3.75%, 6/27/19

 $ 2,955,615

   245,625

 Continental Airlines, Inc., (United Air Lines, Inc.), Class B Term Loan, 3.5%, 4/1/19

   244,796

   1,470,000

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18

   1,471,838

   1,302,750

 Delta Air Lines, Inc., Term Loan, 3.25%, 4/20/17

   1,304,476

   1,280,813

 U.S. Airways, Inc., Tranche B-1 Term Loan, 3.5%, 5/23/19

   1,276,810

   2,134,688

 U.S. Airways, Inc., Tranche B-2 Term Loan, 3.0%, 11/23/16

   2,133,020

 $ 9,386,555

 Leisure Products - 0.1%

   420,469

 Marine Acquisition Corp., Term Loan, 5.25%, 1/30/21

 $ 422,045

 Marine - 0.6%

   982,500

 Commercial Barge Line Co., Initial First Lien Term Loan, 7.5%, 9/22/19

 $ 983,728

   1,000,000

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

   1,001,875

 $ 1,985,603

 Trucking - 1.2%

   995,000

 Aegis Toxicology Sciences Corp., Initial First Lien Term Loan, 5.5%, 2/24/21

 $ 999,975

   410,000

 PODS LLC, Initial First lien Term Loan, 5.25%, 2/2/22

   413,588

   803,367

 Swift Transportation Co., LLC, Tranche B-2 Term Loan, 3.75%, 6/9/21

   803,744

   792,000

 Syncreon Global Finance, Inc., Term Loan, 5.25%, 10/28/20

   782,100

   643,500

 YRC Worldwide, Inc., Initial Term Loan, 8.25%, 2/13/19

   640,282

 $ 3,639,689

 Total Transportation

 $ 19,697,380

 UTILITIES - 4.9%

 Electric Utilities - 2.8%

   1,179,489

 Atlantic Power Limited Partnership, Term Loan, 4.75%, 2/24/21

 $ 1,185,387

   678,770

 Bayonne Energy Center LLC, (Bayonne Energy Center Urban Renewal LLC) Term B Advance, 5.0%, 8/19/21

   678,982

   2,216,250

 Calpine Construction Finance Co., LP, Term B-1 Loan, 3.0%, 5/3/20

   2,192,702

   844,687

 ExGen Renewables LLC, Term Loan, 5.25%, 2/6/21

   853,134

   1,000,000

 Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/21

   1,010,625

   1,110,839

 Star West Generation LLC, Term B Advance, 4.25%, 3/13/20

   1,105,285

   2,000,000

 Terra-Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/21

   1,985,000

 $ 9,011,115

 Independent Power Producers & Energy Traders - 1.4%

   1,660,313

 Calpine Corp., Term Loan, 4.0%, 4/1/18

 $ 1,661,558

   488,750

 Calpine Corp., Term Loan, 4.0%, 10/9/19

   489,514

   1,060,769

 Dynegy, Inc., Tranche B-2 Term Loan, 4.0%, 4/23/20

   1,058,412

   1,223,163

 NRG Energy, Inc., 2013 Term Loan, 2.75%, 7/1/18

   1,223,068

 $ 4,432,552

 Water Utilities - 0.7%

   1,481,250

 Synagro Technologies, Term Loan, 6.25%, 8/22/20

 $ 1,457,179

   858,000

 WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/21

   854,783

 $ 2,311,962

 Total Utilities

 $ 15,755,629

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $460,573,731)

 $ 447,426,873

 Principal

 Amount

 USD ($)

 Value

 COLLATERALIZED LOAN OBLIGATIONS -  2.4% of Net Assets

 BANKS - 2.7%

 Diversified Banks - 0.9%

   1,000,000(a)(c)

 Primus, Ltd., Series 2007-2A, Class D, 2.653%, 7/15/21 (144A)

 $ 929,080

   1,000,000(a)(c)

 Rampart, Ltd., Series 2006-1A, Class D, 3.807%, 4/18/21 (144A)

   974,109

   951,289(a)(c)

 Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 4.761%, 2/27/21 (144A)

   909,950

 $ 2,813,139

 Thrifts & Mortgage Finance - 1.8%

   1,000,000(a)(c)

 ACA, Ltd., Series 2007-1A, Class D, 2.603%, 6/15/22 (144A)

 $ 947,075

   1,000,000(a)(c)

 Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 3.005%, 8/1/22 (144A)

  986,256

   1,000,000(a)(c)

 Gulf Stream - Sextant, Ltd., Series 2007-1A, Class D, 2.643%, 6/17/21 (144A)

   975,588

   1,000,000(a)(c)

 Landmark CDO, Ltd., Series 2007-9A, Class E, 3.753%, 4/15/21 (144A)

   942,170

   2,000,000(a)(c)

 Stone Tower, Ltd., Series 2007-6A, Class C, 1.607%, 4/17/21 (144A)

   1,915,428

 $ 5,766,517

 Total Banks

 $ 8,579,656

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost  $7,707,177)

 $ 8,579,656

 CORPORATE BONDS & NOTES -  1.2% of Net Assets

 DIVERSIFIED FINANCIALS - 0.2%

 Other Diversified Financial Services - 0.2%

   500,000(a)

 Vita Capital V, Ltd., 2.758%, 1/15/17 (144A)

 $ 507,800

 Total Diversified Financials

 $ 507,800

 ENERGY - 0.0%†

 Oil & Gas Drilling - 0.0%†

   250,000

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $ 160,000

 Total Energy

 $ 160,000

 HEALTH CARE EQUIPMENT & SERVICES - 0.3%

 Health Care Equipment & Services - 0.3%

   903,000

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $ 963,953

 Total Health Care Equipment & Services

 $ 963,953

 INSURANCE - 0.7%

 Reinsurance - 0.7%

   250,000(a)

 Atlas Reinsurance VII, Ltd., 8.125%, 1/7/16 (144A) (Cat Bond)

 $ 255,225

   250,000(a)

 East Lane Re V, Ltd., 9.01%, 3/16/16 (144A) (Cat Bond)

   262,550

   548,100(c)

 Exeter Segregated Account (Kane Sac Ltd.), Variable Rate Notes, 1/7/16

   549,470

   266,800(c)

 Muirfield Segregated Account (Kane Sac Ltd.), Variable Rate Notes, 1/12/16

   267,200

   250,000(a)

 Mystic Re, Ltd., 9.01%, 3/12/15 (144A) (Cat Bond)

   250,300

   250,000(a)

 Mythen Re, Ltd. Series 2012-2 Class A, 8.557%, 1/5/17 (144A) (Cat Bond)

   263,950

   275,300(c)

 Troon Segregated Account (Kane Sac Ltd.), Variable Rate Notes, 1/12/16

   275,603

   250,000(a)

 Queen Street VII Re, Ltd., 8.61%, 4/8/16 (144A) (Cat Bond)

   258,275

 Total Insurance

 $ 2,382,573

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $3,993,200)

 $ 4,014,326

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -  0.9% of Net Assets

   1,405,000(a)

 U.S. Treasury Notes, 0.09%, 7/31/16

 $ 1,404,923

   1,405,000(a)

 U.S. Treasury Notes, 0.065%, 1/31/16

   1,404,967

 $ 2,809,890

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost  $2,810,697)

 $ 2,809,890

 EXCHANGE-TRADED FUND -  0.3% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

   42,000

 PowerShares Senior Loan Portfolio

 $ 1,015,980

 Total Diversified Financials

 $ 1,015,980

 TOTAL EXCHANGE-TRADED FUND

 (Cost  $1,009,260)

 $ 1,015,980

 Shares

 Value

 COMMON STOCKS -  0.3% of Net Assets

 INDUSTRIALS - 0.0%†

 Diversified Support Services - 0.0%†

   31(f)

 IAP Worldwide Services, Inc.

 $ 23,619

 Total Industrials

 $ 23,619

 MEDIA - 0.1%

 Publishing - 0.1%

   14,548(f)

 Cengage Learning Acquisitions, Inc

 $ 322,791

 Total Media

 $ 322,791

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†

 Biotechnology - 0.0%†

   2,454(f)

 Progenics Pharmaceuticals, Inc.

 $ 15,976

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 15,976

 TRANSPORTATION - 0.2%

 Air Freight & Logistics - 0.2%

   710(c)(f)

 CEVA Holdings LLC

 $ 496,853

 Total Transportation

 $ 496,853

 UTILITIES - 0.0%†

 Independent Power Producers & Energy Traders - 0.0%†

   775

 NRG Energy, Inc.

 $ 18,584

 Total Utilities

 $ 18,584

 TOTAL COMMON STOCKS

 (Cost  $1,298,131)

 $ 877,823

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITY -  0.0%† of Net Assets

 CONSUMER SERVICES - 0.0%†

 Hotels, Resorts &  Cruise Lines  - 0.0%†

   68,093

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 69,157

 Total Consumer Services

 $ 69,157

 TOTAL ASSET BACKED SECURITY

 (Cost  $68,093)

 $ 69,157

 TEMPORARY CASH INVESTMENTS - 2.4% - of Net Assets

 COMMERCIAL PAPER - 2.1%

   1,180,000

 Duke Energy Corp., 0.31%, 3/2/15

 $ 1,179,965

   1,180,000

 Mondelez International, Inc., 0.27%, 3/2/15

   1,179,961

   1,180,000

 Barclays Bank PLC, 0.12%, 3/2/15

   1,179,987

   735,000

 Prudential Funding LLC, 0.06%, 3/2/15

   734,994

   1,180,000

 BNP Paribas Finance, 0.06%, 3/2/15

   1,179,988

   1,125,000

 Xcel Energy, Inc., 0.37%, 3/2/15

   1,124,983

 $ 6,579,878

 REPURCHASE AGREEMENT - 0.3%

   815,000

 Bank of Nova Scotia, 0.08%, repurchase price of $815,000 plus accrued interest on 3/2/15 collateralized by: $824,381 Freddie Mac Giant, 3.0%, 9/1/43 and $6,925 Fannie Mae, 3.5%, 1/1/27

 $ 815,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $7,394,962)

 $  7,394,878

 TOTAL INVESTMENTS IN SECURITIES - 149.2%

 (Cost - $484,855,251) (g)

   472,188,583

 OTHER ASSETS AND LIABILITIES - (49.2)%

 $ (155,752,146)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 316,436,437

 †

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2015, the value of these securities amounted to $11,410,866, or 3.6% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe bond is a high yield debt instrument that is usually insurance linked and meant to raise money in case of catastrophe.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2015.

 (a)

 Floating rate note.  The rate shown is the coupon rate at February 28, 2015.

 (b)

 Security is in default and is non income producing.

 (c)

Indicates a security that has been deemed illiquid. As of February 28, 2015 the aggregate cost of illiquid securities in the Trust's portfolio was $15,043,507. As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $11,361,540 represented 3.6% of total net assets applicable to common shareowners.

 (d)

 The company and agent bank are in the process of negotiating forbearance.

 (e)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (f)

 Non-income producing.

  (g)

 At February 28, 2015, the net unrealized depreciation on investments based on cost for federal tax purposes of $484,786,876 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 4,247,460

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (16,845,753)

 Net unrealized depreciation

 $ (12,598,293)

 For financial reporting purposes net unrealized depreciation on investments was $(12,666,668) and cost of investments aggregated $484,855,251.

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker dealers) as Level 3.

 The following is a summary of the inputs used as of February 28, 2015, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Senior Secured Floating Rate Loan Interests

  $                –

   $447,426,873

   $                 –

   $447,426,873

 Collateralized Loan Obligations

   –

   8,579,656

   –

   8,579,656

 Corporate Bonds & Notes

 Insurance

     Reinsurance

   –

   1,290,300

   1,092,273

   2,382,573

 All Other Corporate Bonds & Notes

   –

   1,631,753

 –

   1,631,753

 U.S. Government and Agency Obligations

   –

   2,809,890

   –

   2,809,890

 Exchange-Traded Fund

   1,015,980

   –

   –

   1,015,980

 Common Stocks

 Industrials

     Diversified Support Services

   –

   23,619

   –

   23,619

 Media

     Publishing

   –

   322,791

   –

   322,791

 Transportation

     Air Freight & Logistics

   –

   496,853

   –

   496,853

 All Other Common Stocks

   34,560

 –

 –

   34,560

 Asset Backed Security

   –

   69,157

   –

   69,157

 Commercial Paper

 –

   6,579,878

 –

   6,579,878

 Repurchase Agreement

 –

   815,000

 –

   815,000

 Total Investments in Securities

 $ 1,050,540

 $ 470,045,770

 $ 1,092,273

 $ 472,188,583

 The following is a summary of the fair valuation  of certain of the Trust's assets and liabilities as of February 28, 2015

 Level 1

 Level 2

 Level 3

 Total

 Assets:

 Foreign currencies, at value

 $  –

 $           68,657

   $  –

  $           68,657

 Liabilities:

 –

   (154,450,000)

   –

   (154,450,000)

 Outstanding borrowings

      –

   (154,450,000)

   –

   (154,450,000)

 Total

 $  –

 $ (154,381,343)

 $ –

 $ (154,381,343)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 as of

 11/30/14

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 2/28/15

 Corporate Bonds & Notes

 Insurance

 Reinsurance

 $ –

 $ –

 $ 2,073

 $ 1,090,200

 $ –

 $ –

 $ –

 $ –

 $ 1,092,273

 Total

 $ –

 $ –

 $ 2,073

 $ 1,090,200

 $ –

 $ –

 $ –

 $ –

 $ 1,092,273

  *    Transfers are calculated on the beginning of period value. For the period ended 2/28/15, there were no transfers between levels.

 Net change in unrealized appreciation of Level 3 investments at 2/28/15: $2,073.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Floating Rate Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 29, 2015 * Print the name and title of each signing officer under his or her signature.